united states
                       securities and exchange commission
                             washington, d.c. 20549

                                   form n-csr

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number          333-103393

                        Access Variable Insurance Trust
               (Exact name of registrant as specified in charter)

28050 U.S. Highway 19 N. Suite 301 Clearwater, FL                33761
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 324-0050

Date of fiscal year end:   12/31

Date of reporting period:  12/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



================================================================================
                         Access Variable Insurance Trust
================================================================================












                                  Annual Report

                                December 31, 2003








                                 Funds Advisor:

                           Access Fund Management, LLC
                              475 Hickorynut Avenue
                                Oldsmar, FL 34677


                            Toll Free: (800) 862-3863

Wells S&P REIT IndexSM Portfolio

Management's Discussion & Analysis

Investment Returns

--------------------------------------------------------------------------------
                                 Total Returns*
                      (for periods ended December 31, 2003)

                                                                 Since Inception
                                    One Month      Six Months      (May 1, 2003)
                                -------------  -------------  ------------------

Wells S&P REIT IndexSM Portfolio       3.03%         16.71%        23.12%

S&P REIT Index**                       3.06%         19.48%        29.34%

--------------------------------------------------------------------------------
The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P REIT Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Portfolio's portfolio.


Discussion

Real Estate Investment Trusts (REITs) continued to extend their gains in 2003 and beat the broader market, defined as the S&P 500 Index, for the third year in a row. The S&P Real Estate Investment Trust Composite Index (the Index) climbed 36.18%, while the S&P 500 rose 28.68%. Amid this investment landscape, The Access Trust Wells S&P REIT IndexSM Portfolio (the Portfolio) gained 23.14% since May 1, 2003 (its date of inception). In comparison, the Index gained 28.69% during the same period. The Portfolio, which seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index by investing in its constituent stocks, may have returns that vary from the Index. Differences in performance are due in part (but not limited to), the Portfolio's expense ratio, the level of cash allocation in the Portfolio, and the degree of cash flows into and out of the Portfolio matched with the corresponding portfolio transactions to invest investor purchases or handle redemptions. Cash flows, in particular, impacted performance given that the Portfolio was in its nascent stages of operations and assets were at low levels (cash flows can have greater influence on the Portfolio's ability to remain fully invested when assets are at low levels). However as assets grow, the influence of cash flows on performance should generally diminish and have less impact on performance.

                  Wells S&P     S&P REIT
                 REIT IndexSM    Index

      4/30/03     10,000.00    10,000.00
      5/31/03     10,320.00    10,527.39
      6/30/03     10,550.00    10,825.31
      7/31/03     11,070.00    11,402.07
      8/31/03     11,120.00    11,459.24
      9/30/03     11,460.00    11,843.25
     10/31/03     11,630.00    12,047.07
     11/30/03     11,950.00    12,549.88
     12/31/03     12,312.42    12,934.06

The chart above assumes an initial investment of $10,000 made on May 1, 2003 (commencement of Portfolio operations) and held through December 31, 2003. THE PORTFOLIO'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Potomac Dow 30SM Plus Portfolio
The Potomac OTC Plus Portfolio

Management's Discussion & Analysis

Investment Returns

--------------------------------------------------------------------------------
                                 Total Returns*
                      (for periods ended December 31, 2003)

                                                                 Since Inception
                                   One Month      Six Months       (May 1, 2003)
                               -------------  -------------   ------------------

Potomac Dow 30SM Plus Portfolio       7.93%         18.72%         22.28%

Dow Jones Industrial Average**        7.02%         17.67%         25.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Total Returns*
                      (for periods ended December 31, 2003)

                                                                 Since Inception
                                   One Month     Six Months        (May 1, 2003)
                              ---------------- -------------   -----------------

Potomac OTC Plus Portfolio             4.32%          20.84%         25.92%

NASDAQ 100 Index**                     3.08%          22.32%         32.07%

--------------------------------------------------------------------------------
The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** Each Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones Industrial Average & NASDAQ 100 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Portfolios' portfolios.

Market Environment

After declining significantly from March 2000, the U.S. equities markets rallied strongly from March 2003 through the end of the year. For the calendar year 2003, all the major US equity indices gained significantly. Large Caps did well
- the S&P 500 gained 26.38% (28.68% on a total return basis) while the Dow Jones Industrials gained 25.32% (28.29% on a total return basis) - but Small Cap stocks did even better - the Russell 2000 gained 45.37% (47.29% on a total return basis). The Nasdaq 100, which had declined the most over the past three years, advanced the most, gaining 49.12% (49.49% on a total return basis), as the market became enamored with technology shares.

Performance

The Potomac Dow 30SM Plus and OTC Plus Funds were launched on May 1, 2003. From May 1, through the end of the year, the Dow 30SM Plus Fund returned 22.28%, compared to a return of 23.65%1 (25.66%2 including dividends) for the Dow Jones Industrial Average (DJIA). From May 1, through the end of the year, the OTC Plus Fund returned 25.92%, compared to a return of 31.86%3 (32.07%4 including dividends) for the Nasdaq 100 (NDX).

--------
1 Bloomberg.
2 Bloomberg.
3 Bloomberg.
4 Bloomberg.

Strategy Review

The Potomac Dow 30 Plus Portfolio seeks to provide 125% of the daily return of the DJIA, while the Potomac OTC Plus Portfolio seeks to provide 125% of the daily return of the NDX. The model return for a portfolio for a period can be determined with knowledge of the daily performance of the target index each day during a period. (However, the model performance for a period is not necessarily determined by multiplying the return of the target index for the period by the portfolio beta. Never the less, leveraged index portfolios should be expected to do well in significantly rising markets.) A portfolio may be unable to provide returns consistent with the model for a variety of reasons, including the costs associated with running the portfolio (both the expense ratio and trading costs) and the impact of asset flows, which may result in investment exposure inconsistent with the Portfolio's asset levels. When a portfolio is small, which is often the case when it has commenced operations, even small asset flows can represent a large percentage of the existing Portfolio assets, and thus affect the level of investment exposure, and therefore the performance, of the portfolio dramatically. Since the Portfolios were launched in May of 2003, initially and at various times during the year, the Portfolios' asset levels were quite low, meaning the assets could not always be positioned to meet daily targets. As the assets in the Portfolios grow and asset flows become more transparent, the Portfolios ability to hit daily targets should improve.

May 1 through December 31 of 2003 was a good period for equities and the performance of both Potomac Portfolios was, in absolute terms, good. Each Potomac Portfolio will continue to seek 125% of the daily return of its target index, meaning the performance of each Portfolio's target index in the coming year should be the most important component of the performance of the Portfolios.

Comparison of the Growth of a $10,000 investment in the Potoamc Dow 30SM Plus Portfolio and the Dow Jones Industrial Average.


                 Potomac Dow   Dow Jones
                  30SM Plus    Industrial
                  Portfolio     Average
                  ($12,228)    ($12,566)

      4/30/03     10,000.00    10,000.00
      5/31/03     10,200.00    10,502.85
      6/30/03     10,300.00    10,678.46
      7/31/03     10,660.00    10,990.08
      8/31/03     10,970.00    11,233.45
      9/30/03     10,850.00    11,081.74
     10/31/03     11,290.00    11,732.37
     11/30/03     11,300.00    11,741.76
     12/31/03     12,228.04    12,565.82

Comparison of the Growth of a $10,000 investment in the Potomac OTC Plus Portfolio and the NASDAQ 100 Index.

                  Potomac OTC    NASDAQ
               Plus Portfolio   100 Index
                  ($12,592)     ($13,207)

      4/30/03     10,000.00    10,000.00
      5/31/03     10,450.00    10,762.70
      6/30/03     10,420.00    10,797.07
      7/31/03     10,950.00    11,474.53
      8/31/03     11,470.00    12,054.54
      9/30/03     11,080.00    11,718.12
     10/31/03     12,200.00    12,738.80
     11/30/03     12,070.00    12,812.18
     12/31/03     12,591.66    13,206.99

The charts above assume an initial investment of $10,000 made on May 1, 2003 (commencement of Portfolios' operations) and held through December 31, 2003. THE PORTFOLIOS' RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Access Variable Insurance Trust
Wells S&P REIT Index SM Portfolio
Schedule of Investments
December 31, 2003

Common Stocks - 96.76%                                                                 Shares                     Value
                                                                                       ------                     -----
Operators of Nonresidential Buildings - 2.07%
Rouse Company                                                                                930                     43,710
                                                                                                               -------------

Real Estate - 0.16%
Correctional Properties Trust                                                                120                      3,456
                                                                                                               -------------

Real Estate Investment Trusts - 94.53%
Alexandria Real Estate Equities, Inc                                                         190                     11,001
AMB Property Corp.                                                                           860                     28,277
Amli Residential Properties Trust                                                            210                      5,628
Apartment Investment & Management Co.                                                        990                     34,155
Archstone Smith Operating Trust                                                            2,010                     56,240
Arden Realty, Inc.                                                                           680                     20,631
Associated Estates Realty Corp                                                               210                      1,535
AvalonBay Communities, Inc.                                                                  745                     35,611
Bedford Property Investors, Inc.                                                             170                      4,867
Boston Properties, Inc.                                                                    1,030                     49,636
Brandywine Realty Trust                                                                      420                     11,243
BRE Properties, Inc.                                                                         530                     17,702
Camden Property Trust                                                                        420                     18,606
Capital Automotive REIT                                                                      340                     10,880
CarrAmerica Realty Corp.                                                                     550                     16,379
CBL & Associates Properties, Inc.                                                            320                     18,080
Centerpoint Properties Trust                                                                 230                     17,227
Chelsea Property Group, Inc.                                                                 455                     24,939
Colonial Properties Trust                                                                    260                     10,296
Commercial Net Lease Realty, Inc.                                                            490                      8,722
Cornerstone Realty Income Trust, Inc.                                                        605                      5,300
Corporate Office Properties Trust                                                            300                      6,300
Cousins Properties, Inc.                                                                     510                     15,606
Crescent Real Estate Equities Co.                                                          1,040                     17,815
Developers Diversified Realty Corp.                                                          910                     30,549
Duke Realty Corp.                                                                          1,430                     44,330
EastGroup Properties, Inc.                                                                   210                      6,800
Entertainment Properties Trust                                                               210                      7,289
Equity Inns, Inc.                                                                            450                      4,072
Equity Office Properties Trust                                                             4,205                    120,473
Equity Residential Properties Trust                                                        2,900                     85,579
Essex Property Trust, Inc.                                                                   240                     15,413
Federal Realty Investment Trust SBI                                                          520                     19,963
Felcor Lodging Trust, Inc. (a)                                                               620                      6,870
First Industrial Realty Trust, Inc.                                                          420                     14,175
Gables Residential Trust                                                                     295                     10,248
General Growth Properties, Inc.                                                            2,260                     62,715
Glenborough Realty Trust, Inc.                                                               285                      5,686
Glimcher Realty Trust                                                                        370                      8,281

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust Wells S&P REIT IndexSM Portfolio
Schedule of Investments-continued
December 31, 2003

Common Stocks - 96.76% - continued
                                                                                      Shares                     Value
                                                                                       ------                     -----

Great Lakes REIT                                                                             150                 $    2,355
Health Care Property Investors, Inc.                                                         685                     34,798
Health Care REIT, Inc.                                                                       520                     18,720
Healthcare Realty Trust, Inc.                                                                450                     16,087
Heritage Property Investment Trust, Inc.                                                     470                     13,371
Highwoods Properties, Inc.                                                                   560                     14,224
Home Properties of New York, Inc.                                                            330                     13,329
Hospitality Properties Trust                                                                 660                     27,245
HRPT Properties Trust                                                                      1,500                     15,135
Innkeepers USA Trust                                                                         380                      3,181
iStar Financial, Inc.                                                                      1,070                     41,623
Keystone Property Trust                                                                      280                      6,185
Kilroy Realty Corp.                                                                          295                      9,661
Kimco Realty Corp.                                                                         1,160                     51,910
Koger Equity, Inc.                                                                           210                      4,395
Kramont Realty Trust                                                                         240                      4,344
LaSalle Hotel Properties                                                                     250                      4,637
Lexington Corporate Properties Trust                                                         430                      8,682
Liberty Property Trust                                                                       840                     32,676
Macerich Co.                                                                                 610                     27,145
Mack-Cali Realty Corp                                                                        610                     25,388
Manufactured Home Communities, Inc.                                                          220                      8,283
Meristar Hospitality Corp. (a)                                                               660                      4,297
Mid-America Apartment Communities, Inc.                                                      210                      7,052
Mills Corp.                                                                                  510                     22,440
National Health Investors, Inc.                                                              280                      6,966
Nationwide Health Properties, Inc.                                                           620                     12,121
New Plan Excel Realty Trust, Inc.                                                          1,030                     25,410
Pan Pacific Retail Properties, Inc.                                                          420                     20,013
Parkway Properties, Inc.                                                                     100                      4,160
Pennsylvania Real Estate Investment Trust                                                    370                     13,431
Plum Creek Timber Co., Inc.                                                                1,920                     58,464
Post Properties , Inc.                                                                       380                     10,610
Prentiss Properties Trust                                                                    440                     14,516
Prologis                                                                                   1,890                     60,650
PS Business Parks, Inc.                                                                      210                      8,665
Public Storage, Inc.                                                                       1,330                     57,709
Ramco-Gershenson Properties Trust                                                            170                      4,811
Realty Income Corp.                                                                          400                     16,000
Reckson Associates Realty Corp.                                                              610                     14,823
Regency Centers Corp.                                                                        630                     25,105
Saul Centers, Inc.                                                                           160                      4,587
Shurgard Storage Centers, Inc.                                                               480                     18,072
SPG Properties, Inc.                                                                       2,010                     93,143
SL Green Realty Corp.                                                                        375                     15,394
Sovran Self Storage, Inc.                                                                    150                      5,572

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust Wells S&P REIT IndexSM Portfolio
Schedule of Investments-continued
December 31, 2003

Common Stocks - 96.76% continued
                                                                                       Shares                     Value
                                                                                       ------                     -----


Summit Properties, Inc.                                                                      305                 $    7,326
Sun Communities, Inc.                                                                        200                      7,740
Tanger Factory Outlet Centers, Inc.                                                          130                      5,291
Taubmen Centers, Inc.                                                                        580                     11,948
Thornburg Mortgage Asset Corp.                                                               760                     20,672
Town & Country Trust                                                                         150                      3,802
United Dominion Realty Trust, Inc.                                                         1,330                     25,536
Urstadt Biddle Properties, Inc.                                                              250                      3,538
U S Restaurant Properties, Inc.                                                              225                      3,834
Vornado Realty Trust                                                                       1,210                     66,247
Washington Real Estate Investment Trust                                                      420                     12,264
Weingarten Realty Investors                                                                  560                     24,836
Winston Hotels, Inc.                                                                         275                      2,805
                                                                                                               -------------
                                                                                                                  1,992,343
                                                                                                               -------------

TOTAL COMMON STOCKS (Cost $1,920,825)                                                                             2,039,509
                                                                                                               -------------

Money Market Securities - 9.63%
Huntington Money Market Fund - Investment Shares, 0.20%, (Cost $202,892) (b)             202,892                    202,892
                                                                                                               -------------

TOTAL MONEY MARKET SECURITIES (cost $202,892)
                                                                                                                    202,892
                                                                                                               -------------
TOTAL INVESTMENTS (Cost $2,123,717) - 106.39%                                                                    $2,242,401
                                                                                                               -------------

Liabilities in excess of cash and other assets - (6.39%)                                                           (134,720)
                                                                                                               -------------

TOTAL NET ASSETS - 100.00%                                                                                       $2,107,681
                                                                                                               =============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2003.


See accompanying notes which are an integral part of the financial statements.


Access Variable Insurance Trust
Potomac Dow 30SM Plus Portfolio
Schedule of Investments
December 31, 2003

                                                                                        Principal                Value
                                                                                         Amount                  -----
                                                                                        ---------
U.S. Treasury & Agency Obligations - 57.82%

Federal National Mortgage Association Discount Note, 0.00%, 1/14/2004 (a)                750,000          $     749,783
Federal Home Loan Bank Discount Note, 0.00%, 1/9/2004 (a)                                750,000                749,875
U.S. Treasury Bill, 0.00%, 1/2/2004 (a)                                                  750,000                749,991
                                                                                                        ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $2,249,649)                                                    2,249,649
                                                                                                        ----------------

Repurchase Agreement - 38.55%

Huntington Bank, 1/2/2004                                                                750,000                750,000
 (Collateralized by , FHLMC, 4.50%, 7/15/2013 , Market Value $759,781)
Mizuho Securities, 1/2/2004                                                              750,000                750,000
                                                                                                        ----------------
 (Collateralized by , U.S. Treasury, 5.50%, 2/15/2008 Market Value $752,588)

TOTAL REPURCHASE AGREEMENT (Cost $1,500,000)                                                                  1,500,000
                                                                                                        ----------------

TOTAL INVESTMENTS (Cost $3,749,649) - 96.37%                                                               $  3,749,649
                                                                                                        ----------------

Cash and other assets in excess of liabilities - 3.63%                                                          141,241
                                                                                                        ----------------

TOTAL NET ASSETS - 100.00%                                                                                 $  3,890,890
                                                                                                        ================

(a) Non-income producing.


See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments
December 31, 2003


Common Stocks - 95.15%                                                                 Shares                Value
                                                                                       ------                -----

Air Transportation, Scheduled - 0.25%
Ryanair Holdings Plc. (a) (b)                                                             1,878             $   95,102
                                                                                                        ----------------

Arrangement Of Transportation Of Freight & Cargo - 0.57%
C H Robinson Worldwide, Inc.                                                               2,580                 97,808
Expeditors International Of Washington, Inc.                                               3,186                119,985
                                                                                                        ----------------
                                                                                                                217,793
                                                                                                        ----------------

Biological Products - 6.98%
Amgen, Inc.  (a)                                                                          18,582              1,148,368
Biogen IDEC, Inc. (a)                                                                     11,704                430,473
Genzyme Corp. (a)                                                                          8,685                428,518
Gilead Sciences, Inc. (a)                                                                  6,164                358,375
Invitrogen Corp. (a)                                                                       1,484                103,880
Medimmune, Inc. (a)                                                                        8,187                207,950
                                                                                                        ----------------
                                                                                                              2,677,564
                                                                                                        ----------------

Cable & Other Pay Television Services - 3.21%
Comcast Corp. Class A (a)                                                                 29,361                965,096
EchoStar Communications Corp. (a)                                                          7,853                267,002
                                                                                                        ----------------
                                                                                                              1,232,098
                                                                                                        ----------------

Communication Services - 0.35%
Panamsat Corp. (a)                                                                         6,252                134,793
                                                                                                        ----------------

Computer Communication Equipment - 5.21%
Cisco Systems, Inc. (a)                                                                   76,226              1,851,530
Juniper Networks, Inc. (a)                                                                 7,906                147,684
                                                                                                        ----------------
                                                                                                              1,999,214
                                                                                                        ----------------

Computer Services & Software - 1.16%
Electronic Arts, Inc. (a)                                                                  9,284                443,590
                                                                                                        ----------------

Computer Storage Devices - 0.96%
Network Appliance, Inc. (a)                                                               11,152                228,951
Sandisk Corp. (a)                                                                          2,256                137,932
                                                                                                        ----------------
                                                                                                                366,883
                                                                                                        ----------------

Computer Terminals - 0.29%
ATI Technologies, Inc. (a)                                                                  7,418                112,160
                                                                                                        ----------------

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments-continued
December 31, 2003

Common Stocks - 95.15% - continued

                                                                                      Shares                     Value
                                                                                       ------                     -----
Dental Equipment & Supplies - 0.28%
Dentsply International, Inc.                                                               2,348         $      106,059
                                                                                                        ----------------

Drilling Oil & Gas Wells - 0.22%
Patterson Energy, Inc. (a)                                                                 2,582                 84,999
                                                                                                        ----------------

Electrical Industrial Apparatus - 0.39%
American Power Conversion, Inc.                                                            6,168                150,808
                                                                                                        ----------------

Electronic Computers - 3.97%
Apple Computer, Inc. (a)                                                                  15,809                337,838
Dell Inc. (a)                                                                             29,150                989,934
Sun Microsystems, Inc. (a)                                                                43,920                197,201
                                                                                                        ----------------
                                                                                                              1,524,973
                                                                                                        ----------------

Electronic Connectors - 0.28%
Molex, Inc.                                                                                3,049                106,380
                                                                                                        ----------------

Hospital & Medical Service Plans - 0.15%
First Health Group Corp. (a)                                                               3,029                 58,944
                                                                                                        ----------------

Men's & Boys' Furnishgs, Work Clothing, & Allied Garments - 0.83%
Cintas Corp.                                                                               6,332                317,423
                                                                                                        ----------------

Motor Vehicle Parts & Accessories - 0.28%
Gentex Corp.                                                                               2,468                108,987
                                                                                                        ----------------

Motor Vehicles & Passenger Car Bodies - 0.90%
PACCAR, Inc.                                                                               4,042                344,055
                                                                                                        ----------------

Optical Instruments & Lenses - 1.11%
KLA-Tencor Corp. (a)                                                                       7,293                427,880
                                                                                                        ----------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.01%
Biomet, Inc.                                                                              10,640                387,402
                                                                                                        ----------------

Paperboard Mills - 0.36%
Smurfit Stone Container Corp. (a)                                                          7,497                139,219
                                                                                                        ----------------

Pharmaceutical Preparations - 2.28%
Cephalon, Inc. (a)                                                                         1,575                 76,246
Chiron, Corp. (a)                                                                          8,114                462,417
TEVA Pharmaceutical Industries, Ltd.(c)                                                    5,947                337,254
                                                                                                        ----------------
                                                                                                                875,917
                                                                                                        ----------------
See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments-continued
December 31, 2003

Common Stocks - 95.15% - continued

                                                                                      Shares                     Value
                                                                                      ------                     -----
Printed Circuit Boards - 1.24%
Flextronics International Ltd. (a)                                                        17,688         $      262,490
Sanmina Corp. (a)                                                                         17,067                215,215
                                                                                                        ----------------
                                                                                                                477,705
                                                                                                        ----------------

Radio & Tv Broadcasting & Communications Equipment - 4.19%
QUALCOMM, Inc.                                                                            29,823              1,608,354
                                                                                                        ----------------

Radiotelephone Communications - 3.09%
NEXTEL Communications, Inc. - Class A (a)                                                 42,346              1,188,229
                                                                                                        ----------------

Retail - Building Materials, Hardware, Garden Supply - 0.29%
Fastenal Co.                                                                               2,242                111,966
                                                                                                        ----------------

Retail - Catalog & Mail - Order Houses - 1.75%
Amazon.com, Inc. (a)                                                                       8,230                433,227
CDW Computer Centers, Inc.                                                                 2,675                154,508
Schein Henry, Inc. (a)                                                                     1,255                 84,813
                                                                                                        ----------------
                                                                                                                672,548
                                                                                                        ----------------

Retail - Eating & Drinking Places - 1.46%
Starbucks Corp.  (a)                                                                      16,918                559,309
                                                                                                        ----------------

Retail - Family Clothing Stores - 0.32%
Ross Stores, Inc.                                                                          4,608                121,789
                                                                                                        ----------------

Retail - Grocery Stores - 0.32%
Whole Foods Market, Inc. (a)                                                               1,821                122,244
                                                                                                        ----------------

Retail - Home Furniture, Furnishings & Equipment Stores - 1.39%
Bed Bath & Beyond, Inc. (a)                                                               12,307                533,508
                                                                                                        ----------------

Retail - Miscellaneous Shopping Goods Stores - 0.73%
Staples, Inc.  (a)                                                                        10,280                280,644
                                                                                                        ----------------

Retail - Retail Stores - 0.27%
PETsMART, Inc.                                                                             4,373                104,077
                                                                                                        ----------------

Retail - Variety Stores - 0.99%
Costco Wholesale Corp. (a)                                                                 7,452                277,065
Dollar Tree Stores, Inc. (a)                                                               3,421                102,835
                                                                                                        ----------------
                                                                                                                379,900
                                                                                                        ----------------
See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments-continued
December 31, 2003

Common Stocks - 95.15% - continued

                                                                                      Shares                     Value
                                                                                      ------                     -----

Search, Detection, Navigation, Guidance, Aeronautical Sys. - 0.44%
Garmin Ltd.                                                                                3,098         $      168,779
                                                                                                        ----------------

Semiconductors & Related Devices - 14.49%
Altera Corp. (a)                                                                          16,464                373,733
Broadcom Corp. - Class A (a)                                                               6,632                226,085
Intel Corp.                                                                               70,693              2,276,315
Intersil Holding Corp.                                                                     4,335                107,725
JDS Uniphase Corp. (a)                                                                    50,204                183,245
Linear Technology Corp.                                                                   12,905                542,913
Marvell Technology Group Ltd. (a)                                                          3,740                141,858
Maxim Integrated Products, Inc.                                                           14,231                708,704
Microchip Technology, Inc.                                                                 5,330                177,809
Nvidia Corp. (a)                                                                           5,417                125,945
Qlogic Corp. (a)                                                                           2,976                153,562
Xilinx, Inc. (a)                                                                          14,036                543,755
                                                                                                        ----------------
                                                                                                              5,561,649
                                                                                                        ----------------

Services - Advertising Agencies - 0.25%
Lamar Advertising Co. - Class A (a)                                                        2,575                 96,099
                                                                                                        ----------------

Services - Business Services - 2.51%
eBAY, Inc. (a)                                                                            14,890                961,745
                                                                                                        ----------------

Services - Commercial Physical & Biological Research - 0.50%
Millenium Pharmaceuticals, Inc. (a)                                                       10,211                190,639
                                                                                                        ----------------

Services - Computer Integrated Systems Design - 1.15%
Yahoo, Inc. (a)                                                                            9,777                441,627
                                                                                                        ----------------

Services - Computer Processing & Data Preparation - 0.77%
Firserv, Inc. (a)                                                                          7,493                296,048
                                                                                                        ----------------

Services - Computer Programming Services - 0.30%
VeriSign, Inc. (a)                                                                         7,038                114,719
                                                                                                        ----------------

Services - Educational Services - 1.30%
Apollo Group, Inc. - Class A (a)                                                           5,512                374,816
Career Education Corp. (a)                                                                 3,148                126,140
                                                                                                        ----------------
                                                                                                                500,956
                                                                                                        ----------------
See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments-continued
December 31, 2003

Common Stocks - 95.15% - continued

                                                                                      Shares                     Value
                                                                                      ------                     -----
Services - Engineering, Accounting, Research, Management - 1.07%
PayChex, Inc.                                                                             11,055        $       411,246
                                                                                                        ----------------

Services - Misc Health & Allied Services - 0.23%
Lincare Holdings, Inc. (a)                                                                 2,931                 88,018
                                                                                                        ----------------

Services - Pharmacy Services - 0.37%
Express Scripts, Inc. (a)                                                                  2,166                143,887
                                                                                                        ----------------

Services - Prepackaged Software - 18.41%
Adobe Systems, Inc.                                                                        7,088                278,558
BEA Systems, Inc. (a)                                                                     11,560                142,188
Check Point Software Technologies Ltd. (a)                                                 7,508                126,285
Citrix Systems, Inc. (a)                                                                   6,026                127,812
Compuware Corp. (a)                                                                        7,322                 44,225
Intuit, Inc. (a)                                                                           7,728                408,889
Mercury Interactive Corp. (a)                                                              2,962                144,072
Microsoft Corp.                                                                          115,011              3,167,403
Oracle Corp.  (a)                                                                         67,355                889,086
PeopleSoft, Inc. (a)                                                                      16,374                373,327
Pixar (a)                                                                                  1,719                119,110
Siebel Systems, Inc. (a)                                                                  17,952                248,994
Symantec Corp.  (a)                                                                        9,956                344,975
Synopsys, Inc.  (a)                                                                        4,441                149,928
VERITAS Software Corp. (a)                                                                13,507                501,920
                                                                                                        ----------------
                                                                                                              7,066,772
                                                                                                        ----------------

Special Industry Machinery - 2.43%
Applied Materials, Inc. (a)                                                               26,583                596,788
Lam Research Corp. (a)                                                                     4,165                134,530
Novellus Systems, Inc.  (a)                                                                4,799                201,798
                                                                                                        ----------------
                                                                                                                933,116
                                                                                                        ----------------

Telephone & Telegraph Apparatus - 0.87%
Comverse Technology, Inc. (a)                                                              6,173                108,583
Research, Inc. Motion Ltd. (a)                                                            2,439                162,998
Tellabs, Inc. (a)                                                                          7,350                 61,961
                                                                                                        ----------------
                                                                                                                333,542
                                                                                                        ----------------

Telephone Communications - 0.31%
Level 3 Communications, Inc. (a)                                                          20,666                117,796
                                                                                                        ----------------
See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments-continued
December 31, 2003

Common Stocks - 95.15% - continued

                                                                                      Shares                     Value
                                                                                      ------                     -----
Transportation Services - 2.02%
InterActiveCorp (a)                                                                       22,829         $      774,588
                                                                                                        ----------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.34%
Patterson Dental Co. (a)                                                                   2,023                129,796
                                                                                                        ----------------

Wholesale-Chemicals & Allied Products - 0.31%
Sigma Aldrich Corp.                                                                        2,058                117,676
                                                                                                        ----------------

TOTAL COMMON STOCKS (Cost $35,738,076)                                                                       36,521,214
                                                                                                        ----------------

U.S. Treasury & Agency Obligations - 3.91%                                               Principal
                                                                                          Amount
                                                                                         ---------

Federal National Mortgage Association Discount Note, 0.00%, 1/14/2004 (a)              $  500,000                499,855
Federal Home Loan Bank Discount Note, 0.00%, 1/9/2004 (a)                                 500,000                499,917
U.S. Treasury Bill, 0.00%, 1/2/2004 (a)                                                   500,000                499,994
                                                                                                        ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $1,499,766)                                                    1,499,766
                                                                                                        ----------------

Repurchase Agreement - 2.61%
Huntington Bank, 1/2/2004                                                                500,000                500,000
 (Collateralized by , FHLMC, 4.50%, 7/15/2013, Market Value $756,521)
Mizuho Securities, 1/2/2004                                                              500,000                500,000
                                                                                                        ----------------
 (Collateralized by , U.S. Treasury, 5.50%, 2/15/2008 , Market Value $501,725)

TOTAL REPURCHASE AGREEMENT (Cost $1,000,000)                                                                  1,000,000
                                                                                                        ----------------

TOTAL INVESTMENTS (Cost $38,237,842) - 101.67%                                                             $ 39,020,980
                                                                                                        ----------------

Liabilities in excess of cash and other assets - (1.67%)                                                       (638,997)
                                                                                                        ----------------

TOTAL NET ASSETS - 100.00%                                                                                 $ 38,381,983
                                                                                                        ================

(a) Non-income producing.
(b) American Depository Receipt

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Access U.S. Government Money Market Portfolio
Schedule of Investments
December 31, 2003


                                                                                       Principal
U.S. Treasury & Agency Obligations - 55.71%                                              Amount                 Value
                                                                                       ---------                ------

Federal National Mortgage Association Discount Note, 0.00%, 1/14/2004 (a)        $     3,750,000        $     3,748,917
Federal Home Loan Bank Discount Note, 0.00%, 1/9/2004 (a)                              3,750,000              3,749,375
U.S. Treasury Bill, 0.00%, 1/2/2004  (a)                                               3,750,000              3,749,953
                                                                                                        ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $11,248,245)                                                  11,248,245
                                                                                                        ----------------

Repurchase Agreement - 37.14%
Huntington Bank, 1/2/2004                                                              3,750,000              3,750,000
 (Collateralized by , FHLMC, 4.50%, 7/15/2013, Market Value $3,798,908)
Mizuho Securities, 1/2/2004                                                            3,750,000              3,750,000
                                                                                                        ----------------
 (Collateralized by , U.S. Treasury, 5.50%, 2/15/2008, Market Value $3,762,941)

TOTAL REPURCHASE AGREEMENT (Cost $7,500,000)                                                                  7,500,000
                                                                                                        ----------------

TOTAL INVESTMENTS (Cost $18,748,245) - 92.85%                                                              $ 18,748,245
                                                                                                        ----------------

Cash and other assets in excess of liabilities 7.15%                                                         1,443,043
                                                                                                        ----------------

TOTAL NET ASSETS - 100.00%                                                                                 $ 20,191,288

(a) Non-income producing                                                                                 ================



See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Statement of Assets and Liabilities
December 31, 2003
                                                                                                              Access U.S.
                                                       Wells S&P           Potomac            Potomac         Government
                                                      REIT IndexSM      Dow 30SM Plus         OTC Plus        Money Market
                                                       Portfolio          Portfolio          Portfolio        Portfolio
                                                     ---------------    ---------------   ----------------  ----------------
Assets
Cost of investments in securities                       $ 2,123,717        $ 3,749,649       $ 38,237,842      $ 18,748,245
                                                     ---------------    ---------------   ----------------  ----------------

Investments in securities, at value                     $ 2,242,401        $ 3,749,649       $ 39,020,980      $ 18,748,245

Cash held as collateral                                           -            184,000          1,365,000                 -
Interest receivable                                              17                 36                 43               181
Dividends receivable                                          9,383                  -              1,358                 -
Variation margin on futures contracts                             -              6,900                  -                 -
Receivable for fund shares sold                                  92              1,200            123,988         1,636,314
Receivable from adviser                                      46,914              8,122                  -                 -
                                                     ---------------    ---------------   ----------------  ----------------
     Total assets                                         2,298,807          3,949,907         40,511,369        20,384,740
                                                     ---------------    ---------------   ----------------  ----------------

Liabilities
Payable to custodian                                              -             45,335            404,651             9,995
Variation margin on futures contracts                             -                  -             31,850                 -
Payable to adviser                                                -                  -             24,115            33,676
12b-1 fees payable                                            1,219              1,866             14,920                 -
Payable for fund shares redeemed                                  -                 87          1,634,785           127,568
Other payables and accrued expenses                          18,192             11,729             19,065            22,213
Payable for investments purchased                           171,715                  -                  -                 -
                                                     ---------------    ---------------   ----------------  ----------------
     Total liabilities                                      191,126             59,017          2,129,386           193,452
                                                     ---------------    ---------------   ----------------  ----------------


Net Assets:                                             $ 2,107,681        $ 3,890,890       $ 38,381,983      $ 20,191,288
                                                     ===============    ===============   ================  ================

Net Assets consist of:
Paid in capital                                           1,982,136          3,608,027         34,774,236        20,191,288
Accumulated net investment income (loss)                      3,364                  -                  -                 -
Accumulated net realized gain (loss) on:
       Investment securities                                  3,497                  -          1,529,972                 -
       Futures contracts                                          -            142,521            866,374                 -
Net unrealized appreciation (depreciation) on:
       Investment securities                                118,684                  -            783,138                 -
       Futures contracts                                          -            140,342            428,263                 -
                                                     ---------------    ---------------   ----------------  ----------------

Net Assets                                              $ 2,107,681        $ 3,890,890       $ 38,381,983      $ 20,191,288
                                                     ===============    ===============   ================  ================

Shares Outstanding                                          174,192            321,959          3,103,019        20,194,009
                                                     ---------------    ---------------   ----------------  ----------------

Net Asset Value
Offering price and redemption price per share               $ 12.10            $ 12.09            $ 12.37            $ 1.00
                                                     ===============    ===============   ================  ================

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Statement of Operations For the period May 1, 2003
(a) through December 31, 2003
                                                                                                               Access U.S.
                                                                 Wells S&P       Potomac        Potomac        Government
                                                                 REIT IndexSM   Dow 30SM Plus  OTC Plus       Money Market
                                                                 Portfolio      Portfolio      Portfolio        Portfolio
                                                                -------------   ----------   --------------   --------------
Investment Income
Dividend income                                                     $ 28,460          $ -         $ 11,019              $ -
Interest income                                                           84        5,849           15,475          149,433
                                                                -------------   ----------   --------------   --------------
  Total Income                                                        28,544        5,849           26,494          149,433
                                                                -------------   ----------   --------------   --------------

Expenses
Investment advisor fee                                                 5,585        7,464           59,687          156,022
12b-1 fee                                                              1,219        1,866           14,920                -
Administration expenses                                               16,663        1,359           11,456           37,790
Auditing expenses                                                     10,068       10,001           10,068           10,068
Custodian expenses                                                     5,034        2,105            5,370            4,033
Fund accounting expenses                                              13,324        1,060            8,856           29,977
Insurance expenses                                                        59           61              318            1,919
Legal expenses                                                         4,699          336            2,014           13,425
Trustee expenses                                                       1,678        1,141            1,007            1,342
Pricing expenses                                                       5,370          447            5,252              369
Transfer agent expenses                                                8,441          686            4,429           16,817
Miscellaneous expenses                                                    17           17               17               17
                                                                -------------   ----------   --------------   --------------
  Total Expenses                                                      72,157       26,543          123,394          271,779
Reimbursed expenses (b)                                              (63,983)     (15,586)         (35,572)        (122,346)
                                                                -------------   ----------   --------------   --------------
Total operating expenses                                               8,174       10,957           87,822          149,433
                                                                -------------   ----------   --------------   --------------
Net Investment Income (Loss)                                          20,370       (5,108)         (61,328)               -
                                                                -------------   ----------   --------------   --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
            Investment securities                                     19,112            -        2,295,362                -
            Futures contracts                                              -      191,422          866,373                -
Capital Gain Income from Real Estate Investment Trusts                 4,028            -                -                -
Change in net unrealized appreciation (depreciation) on:
            Investment securities                                    118,684            -          783,138                -
            Futures contracts                                              -      140,342          428,263                -
                                                                -------------   ----------   --------------   --------------
Net realized and unrealized gain (loss) on investment securities     141,824      331,764        4,373,136                -
                                                                -------------   ----------   --------------   --------------
Net increase (decrease) in net assets resulting from operations    $ 162,194     $326,656      $ 4,311,808              $ -
                                                                =============   ==========   ==============   ==============

(a) Commencement of operations.
(b) See Note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Statements of Changes In Net Assets
For the period May 1, 2003 (a) through December 31, 2003.

                                                                                                                 Access U.S.
                                                              Wells S&P        Potomac           Potomac         Government
                                                             REIT IndexSM     Dow 30SM Plus      OTC Plus       Money Market
                                                              Portfolio       Portfolio         Portfolio         Portfolio
                                                            --------------  ---------------   ---------------  ----------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                   $ 20,370         $ (5,108)        $ (61,328)              $ -
  Net realized gain (loss) on investment securities
     and futures contracts                                         19,112          191,422         3,161,735                 -
  Capital Gain Income from Real Estate Investment Trusts            4,028                -                 -                 -
  Change in net unrealized appreciation (depreciation)            118,684          140,342         1,211,401                 -
                                                            --------------  ---------------   ---------------  ----------------
  Net increase (decrease) in net assets resulting from
    operations                                                    162,194          326,656         4,311,808                 -
                                                            --------------  ---------------   ---------------  ----------------
Distributions
  From net investment income                                      (17,006)               -                 -                 -
  From net realized gain                                          (19,643)         (43,793)         (704,061)                -
  From paid in capital                                                  -                -                 -            (2,721)
                                                            --------------  ---------------   ---------------  ----------------
  Total distributions                                             (36,649)         (43,793)         (704,061)           (2,721)
                                                            --------------  ---------------   ---------------  ----------------
Capital Share Transactions
  Proceeds from shares sold                                     2,229,119        7,909,063       144,049,051       149,941,110
  Reinvestment of distributions                                    36,649           43,793           704,061             2,721
  Amount paid for shares repurchased                             (283,632)      (4,344,829)     (109,978,876)     (129,749,822)
                                                            --------------  ---------------   ---------------  ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                    1,982,136        3,608,027        34,774,236        20,194,009
                                                            --------------  ---------------   ---------------  ----------------
Total Increase (Decrease) in Net Assets                         2,107,681        3,890,890        38,381,983        20,191,288
                                                            --------------  ---------------   ---------------  ----------------

Net Assets
  Beginning of period                                                   -                -                 -                 -
                                                            --------------  ---------------   ---------------  ----------------


  End of period                                               $ 2,107,681      $ 3,890,890      $ 38,381,983      $ 20,191,288
                                                            ==============  ===============   ===============  ================

Accumulated net investment income (loss)                          $ 3,364              $ -               $ -               $ -
                                                            --------------  ---------------   ---------------  ----------------

Capital Share Transactions
  Shares sold                                                     196,143          702,377        12,369,820       149,941,111
  Shares issued in reinvestment of distributions                    3,007            3,631            56,779             2,721
  Shares repurchased                                              (24,958)        (384,049)       (9,323,580)     (129,749,823)
                                                            --------------  ---------------   ---------------  ----------------

  Net increase (decrease) from capital transactions               174,192          321,959         3,103,019        20,194,009
                                                            ==============  ===============   ===============  ================

(a) Commencement of operations.



See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Financial Highlights
For the period May 1, 2003 (a) through December 31, 2003.

                                                                                                               Access U.S.
                                                                Wells S&P         Potomac        Potomac       Government
                                                                REIT IndexSM    Dow 30SM Plus     OTC Plus    Money Market
                                                                Portfolio        Portfolio      Portfolio       Portfolio
                                                               -------------   --------------   ----------    --------------
Selected Per Share Data
Net asset value, beginning of period                                $ 10.00          $ 10.00      $ 10.00            $ 1.00
                                                               -------------   --------------   ----------    --------------
Income from investment operations
  Net investment income (loss)                                         0.28            (0.05)       (0.08)             0.00
  Net realized and unrealized gain (loss)                              2.03             2.28         2.67              0.00
                                                               -------------   --------------   ----------    --------------
Total from investment operations                                       2.31             2.23         2.59              0.00
                                                               -------------   --------------   ----------    --------------
Less Distributions to shareholders:
  From net investment income                                          (0.10)            0.00         0.00              0.00
  From net realized gain                                              (0.11)           (0.14)       (0.22)             0.00
                                                               -------------   --------------   ----------    ---------------
Total distributions                                                   (0.21)           (0.14)       (0.22)             0.00
                                                               -------------   --------------   ----------    --------------

Net asset value, end of period                                      $ 12.10          $ 12.09      $ 12.37            $ 1.00
                                                               =============   ==============   ==========    ==============

Total Return (b)                                                     23.12%           22.28%       25.92%             0.03%

Ratios and Supplemental Data
Net assets, end of period (000)                                     $ 2,108          $ 3,891     $ 38,382          $ 20,191
Ratio of expenses to average net assets (c)                           1.45%            1.45%        1.45%             0.96%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                 12.79%            3.51%        2.04%             1.74%
Ratio of net investment income to
   average net assets (c)                                             3.61%           (0.67)%      (1.01)%            0.00%
Ratio of net investment income to
   average net assets before waiver & reimbursement (c)             (7.73)%          (2.73)%       (1.60)%           (0.78)%
Portfolio turnover rate                                              31.19%            0.00%       538.10%            0.00%

(a) Commencement of operations.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

                         Access Variable Insurance Trust
                          Notes to Financial Statements
                                December 31, 2003

NOTE 1.  ORGANIZATION

         Wells S&P REIT IndexSM Portfolio (the "S&P REIT IndexSM Portfolio"), Potomac OTC Plus Portfolio (the "OTC Plus Portfolio"), Potomac Dow 30SM Plus Portfolio (the "Dow 30SM Plus Portfolio) and Access U.S. Government Money Market Portfolio (the "Money Market Portfolio") (collectively, the "Portfolios") are each organized as a series of the Access Variable Insurance Trust (the "Trust"). The S&P REIT IndexSM Portfolio and the Money Market Portfolio are diversified portfolios. The OTC Plus Portfolio and the Dow 30SM Plus Portfolio are non-diversified.

         The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser for each Portfolio is Access Fund Management, LLC (the "Adviser"). The sub-adviser to the S&P REIT Index Portfolio is Wells Asset Management, Inc. ("Wells"). The sub-adviser to the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio is Rafferty Asset Management, LLC ("Rafferty"). The S&P REIT IndexSM Portfolio seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite IndexSM. The OTC Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the NASDAQ 100 Index(TM). The Dow 30SM Plus Portfolio seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM
(Dow). The Money Market Portfolio seeks to provide security of principal, current income and liquidity.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities Valuation- Securities that are traded on any exchange are generally valued by the pricing service at the last quoted sale price. Securities that are traded on the NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when a sub-adviser determines the price provided by the pricing service does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         It is the policy of the Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Money Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the sub-adviser to be of high quality with minimal credit risks. The Money Market Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                December 31, 2003

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

         Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than ..5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

         For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable sub-adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Futures Contracts- OTC Plus Portfolio and Dow 30SM Plus Portfolio may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Repurchase Agreements- Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of U.S. Government Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans

                         Access Variable Insurance Trust
                   Notes to Financial Statements - continued
                                December 31, 2003

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Federal Income Taxes- There is no provision for federal income tax. The Portfolios intend to qualify each year as "regulated investment companies" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains.

Security Transactions and Related Income- The Portfolios follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, and the Dow 30SM Plus Portfolio intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis, which are determined in accordance with income tax regulations and recorded on the ex-dividend date. The Money Market Portfolio intends to distribute all its net investment income on a monthly basis. The Portfolios intend to distribute net realized long term capital gains and net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Portfolios. For the period ended December 31, 2003, $61,328 and $5,108 of net investment loss were reclassified to reduce net realized short-term gains for the OTC Plus Portfolio and the Dow 30SM Plus Portfolio, respectively.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to each of the Portfolios is Access Fund Management, LLC

         Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board of Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as they may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation. For the period ended December 31, 2003, the Adviser received $5,585, $59,687, $7,464 and $156,022 from the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio, respectively. Effective upon the commencement of operations of each Portfolio through April 30, 2004, the Adviser has contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short); taxes; and extraordinary or non-recurring expenses) at 1.45% of the Portfolios average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                December 31, 2003

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

without exceeding the 1.45% expense limitation. Such repayment will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the sub-adviser's letter agreement (see below). For the period ended December 31, 2003, the Adviser reimbursed $63,983, $35,572, $15,586 and $122,346 to the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio, respectively. At December 31, 2003, the Potomac OTC Plus Portfolio and the Money Market Portfolio owed the Adviser $24,115, and $33,676 respectively and the S&P REIT IndexSM Portfolio and Dow 30SM Plus Portfolio were owed $46,914, and $8,122 from the Adviser.

         The sub-adviser to the S&P REIT Index Portfolio is Wells Asset Management, Inc., 6200 The Corners Parkway, Atlanta, Georgia 30092. Leo F. Wells III, as the controlling shareholder of Wells, may directly or indirectly receive benefits from fees paid to Wells. Under the terms of the sub-advisory agreement with the Adviser, Wells receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the S&P REIT Index Portfolio. Effective upon the commencement of operations of the S&P REIT Index Portfolio through April 30, 2004, Wells has contractually agreed to waive fees or reimburse other expenses of the S&P REIT Index Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the S&P REIT Index Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Wells is subject to repayment by the S&P REIT Index Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the S&P REIT Index Portfolio is able to make the payment without exceeding the 1.50% expense limitation. Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland to manage the S&P REIT Index Portfolio's investments. Rydex is owned entirely by the 2003 Dynamic Irrevocable Trust (the "Viragh Family Trust"). Prior to his death on December 11, 2003, Mr. Albert P. Viragh, Jr. controlled the Viragh Family Trust. Upon Mr. Viragh's death, there was a change of control of the Viragh Family Trust. This change of control of the Viragh Family Trust resulted in a change of control of Rydex, which in turn resulted in the termination of the investment sub-advisory agreement between Rydex and Wells. Shortly after Mr. Viragh's death, the Board of Trustees approved an interim sub-advisory agreement for the Wells Portfolio between Rydex and Wells. Pursuant to the Investment Company Act, the shareholders of the Wells Portfolio must approve a new sub-advisory agreement within 150 days from the adoption of the interim sub-advisory agreement.

         For its services, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the S&P REIT Index Portfolio and the Wells S&P Index Fund, both considered series of the Wells Family of Real Estate Funds, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10% of such assets in excess of $500,000,000; subject to a minimum monthly fee of $10,000.

         The sub-adviser to the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio is Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York 10110. Rafferty was organized as a New York limited liability corporation in June 1997. Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the OTC Plus Portfolio, the

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                December 31, 2003

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Dow 30SM Plus Portfolio and the Money Market Portfolios. Effective upon the commencement of operations of the Portfolio through April 30, 2004, Rafferty has contractually agreed to waive fees or reimburse other expenses of each of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolios it manages to the extent necessary to maintain the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Rafferty is subject to repayment by the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolios within the three fiscal years following the year in which such waiver or reimbursement occurred, if the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolios are able to make the payment without exceeding the 1.50% expense limitation.

         For purposes of each sub-adviser's fee waiver and expense reimbursement obligations described above, "operating expenses" of a Portfolio, include: (i) legal, auditing and accounting expenses; (ii) registration fees under federal and state securities laws; (iii) insurance expenses; (iv) fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Portfolio; (v) expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Portfolio; (vi) the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; (vii) expenses of shareholders' meetings and proxy solicitations; (viii) advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Portfolio's shares that the Portfolio is authorized to pay pursuant to Rule 12b-1 under the Act; (ix) fees paid to the Adviser, (x) fees and expenses of the non-interested person Trustees, and (xi) the cost of preparing and distributing reports and notices to shareholders, and the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders.

         The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as each Portfolio's transfer agent, fund accountant and fund administrator. For its services as transfer agent, Unified receives from each Portfolio a fee payable monthly at an annual rate of $18 per account for the Money Market Portfolio and $15 per account for the other Portfolios, provided, however, that the minimum fee is $10,000 per year with respect to each Portfolio's initial class of shares, plus $9,000 per year for each additional share class. For the period ending December 31, 2003, the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio paid Unified transfer agency fees of $8,441, $4,429, $686, and $16,817, respectively. For its services as fund accountant, Unified receives an annual fee from each Portfolio equal to 0.05% of the Portfolio's average net assets for the first $50 million, 0.04% of the Portfolio's average net assets from $50 million to $100 million, 0.03% of the Portfolio's average net assets from $100 million to $150 million, and 0.02% of the Portfolio's average net assets over $150 million (subject to minimum fees of $20,000 per year). For the period ended December 31, 2003, the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio paid Unified fund accounting fees of $13,324, $8,856 $1,060, and $29,977, respectively. For fund administration services, Unified receives an annual fee from the Portfolios equal to 0.10% of the Portfolio's average net assets for the first $50 million, 0.07% of the Portfolio's average net assets from $50 to $100 million, 0.05% of the Portfolio's average net assets from $100 million to $150 million, and 0.03% of the Portfolio's average net assets over $150 million (subject to minimum fees of $25,000 per year). For the period ended December 31, 2003, the S&P REIT


                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                December 31, 2003

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio paid Unified fund administration fees of $16,663, $11,456, $1,359, and $37,790, respectively.

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Portfolios pursuant to an agreement with the Trust. The sub-advisers, not the Portfolios, are responsible for paying all distribution fees under that agreement. The Distributor is obligated to sell the shares of the Portfolios on a best efforts basis only against purchase orders for the shares. Shares of the Portfolios are offered to the public on a continuous basis. The Distributor is controlled by Unified Financial Services, Inc. Each Portfolio has adopted a 12b-1 Plan that permits each Portfolio to charge 12b-1 fees of 0.25% annually. For the period ended December 31, 2003, the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio accrued 12b-1 fees of $1,219, $14,920, $1,866 and $0, respectively.

NOTE 4.  INVESTMENTS

         For the fiscal year ended December 31, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                 S&P REIT     Potomac   Dow 30SM    Money
                                 Index SM     OTC Plus    Plus      Market
                                 Portfolio    Portfolio Portfolio  Portfolio
                                 -----------------------------------------------
Purchases
     U.S. Government Obligations       $ -           $ -       $ -       $ -
     Other                        2,143,038   107,452,301        -         -

Sales
     U.S. Government Obligations       $ -            $ -      $ -       $ -
     Other                          236,515    74,009,898        -         -


As of December 31, 2003, the net unrealized appreciation of investments for tax purposes was as follows:


                                S&P REIT     Potomac   Dow 30SM    Money
                                Index SM     OTC Plus    Plus      Market
                                Portfolio    Portfolio Portfolio  Portfolio


                        --------------------------------------------------------
Gross Appreciation          $ 119,645       $ 415,537        $ -            $ -
Gross (Depreciation)           (1,601)        (54,775)         -              -
                        --------------   -------------   -------------   -------
Net Appreciation
   on Investments           $ 118,044       $ 360,762        $ -            $ -
                        ==============   =============   =============   =======
At December 31, 2003, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $2,124,357, $38,660,218, $3,749,649, and $18,748,245 respectively from the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio and the Money Market Portfolio. The difference between book cost and tax cost consists of wash sales in the amount of $640 and $422,376 for the S&P REIT IndexSM Portfolio and the OTC Plus Portfolio, respectively.

                         Access Variable Insurance Trust
                   Notes to Financial Statements - continued
                                December 31, 2003

NOTE 4.  INVESTMENTS - continued

At December 31, 2003, the aggregate settlement value of open futures contracts expiring in March 2004 and the related unrealized appreciation / (depreciation) were:

                                                                 Number of           Aggregate           Unrealized
       Portfolio                   Futures Contracts             Contracts         Settlement Value     Appreciation
-------------------------   ---------------------------------   -------------  --------------------------------------

OTC Plus Portfolio                  NASDAQ 100 Index                 91            $ 13,386,100          $ 428,263

Dow 30SM Plus Portfolio       Dow Jones Industrial Average           46                4,790,900           140,342

NOTE 5. ESTIMATES

         Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

         The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, Western Reserve Life Assurance Co. held 97.68%, 99.87%, 98.75% and 99.80% of the outstanding shares of the S&P REIT IndexSM Portfolio, the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, and the Money Market Portfolio, respectively, in omnibus accounts for the benefit of others.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

S&P REIT IndexSM Portfolio. For the fiscal year ended December 31, 2003, the Portfolio paid distribution from income in the amount of $0.0993 per share and a short-term capital gain of $0.1147 per share.

The tax character of distributions paid in 2003 was as follows:
                                      2003
Distributions paid from:
    Ordinary Income                     $ 17,006
    Short-term Capital Gain               19,643
    Long-term Capital Gain                     -
                                  ---------------

                                        $ 36,649
                                  ===============

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                     $ 7,501
Undistributed long-term capital gain/(accumulated losses)                    -
Unrealized appreciation/(depreciation)                                  118,044

                                                             -------------------
                                                                       $ 125,545
                                                             ===================

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                December 31, 2003

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

OTC Plus Portfolio. For the fiscal year ended December 31, 2003, the Portfolio paid distribution from short-term capital gain in the amount of $0.2222 per share.

The tax character of distributions paid in 2003 was as follows:

                                      2003
Distributions paid from:
    Ordinary Income                          $ -
    Short-term Capital Gain              704,061
    Long-term Capital Gain                     -
                                  ---------------

                                       $ 704,061
                                  ===============

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                  $ 2,470,203
Undistributed long-term capital gain/(accumulated losses)               776,782
Unrealized appreciation/(depreciation)                                  360,762

                                                             -------------------
                                                                     $ 3,607,747
                                                             ===================

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the deemed sale treatment of open futures contracts for tax purposes.

Dow 30SM Plus Portfolio. For the fiscal year ended December 31, 2003, the Portfolio paid distribution from short-term capital gain in the amount of $0.1377 per share.

The tax character of distributions paid in 2003 was as follows:

                                      2003
Distributions paid from:
    Ordinary Income                          $ -
    Short-term Capital Gain               43,793
    Long-term Capital Gain                     -
                                  ---------------

                                        $ 43,793
                                  ===============

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                December 31, 2003

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:


Undistributed ordinary income/(accumulated losses)                     $ 83,805
Undistributed long-term capital gain/(accumulated losses)               199,058
Unrealized appreciation/(depreciation)                                        -

                                                            -------------------
                                                                       $ 282,863
                                                            ===================

The difference between book basis and tax basis unrealized appreciation is attributable to the deemed sale treatment of open futures contracts for tax purposes.

Money Market Portfolio. For the fiscal year ended December 31, 2003, the Portfolio paid distributions from income in the amount of $0.0003 per share.

The tax character of distributions paid in 2003 was as follows:

                                      2003
Distributions paid from:
    Paid in Capital                      $ 2,721
    Short-term Capital Gain                    -
    Long-term Capital Gain                     -
                                  ---------------

                                         $ 2,721
                                  ===============

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                   $ (2,721)
Undistributed long-term capital gain/(accumulated losses)                   -
Unrealized appreciation/(depreciation)                                      -

                                                            -------------------
                                                                       $ (2,721)
                                                            ===================

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------



To The Shareholders and
Board of Trustees
Access Variable Insurance Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Access Variable Insurance Trust comprised of the Wells S&P REIT Index Portfolio, Potomac Dow 30 Plus Portfolio, Potomac OTC Plus Portfolio, and Access U.S. Government Money Market Portfolio as of December 31, 2003, and the related statements of operations for the period then ended, and the statements of changes in net assets, and the financial highlights for the period from May 1, 2003 (commencement of operations) to December 31, 2003 in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Access Variable Insurance Trust as of December 31, 2003, and the results of their operations for the year then ended, and the changes in their net assets, and their financial highlights for the period from May 1, 2003 (commencement of operations) to December 31, 2003 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 22, 2004

TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Trust is not part of a Portfolio complex, and each Trustee oversees each Portfolio.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

------------------------------ -------------------------- ----------------------------------- --------------
                                 Position(s) Held With    Principal Occupations During Past       Other
    Name, Age and Address      Trust and Length of Time                5 Years                Directorships
                                        Served                                                   Held by
                                                                                                 Trustee
------------------------------ -------------------------- ----------------------------------- --------------
------------------------------ -------------------------- ----------------------------------- --------------
Michael V. Williams1            Trustee, President and    Marketing VP with Western Reserve       None
28050  U.S.  Highway 19 North    Treasurer since 2003     Life from 1990 to September 2002;
Suite 301                                                   President of the Adviser since
Clearwater, FL 33761                                         December 2002; President of
Year of Birth: 1948                                       Insurance Technology Group, Inc.,
                                                           an internet marketing platform,
                                                             and Executive VP of C.O.R.E.
                                                            Marketing, Inc., an insurance
                                                           wholesale firm, since September
                                                                            2002
------------------------------ -------------------------- ----------------------------------- --------------
------------------------------ -------------------------- ----------------------------------- --------------
 Mark T. Bolt                  Secretary since 2004           President, Doulas Financial          N/A
431 N. Pennsylvania Street                                  Group, a marketing firm, since
Indianapolis, IN 46204                                                  2001.
Year of Birth:   1953
------------------------------ -------------------------- ----------------------------------- --------------
1 Mr. Williams may be deemed to be an "interested person" of the Trust because he is President of Access Portfolio Management, LLC, the investment adviser to each of the Portfolios.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company
Act of 1940.

-------------------------- ------------------ -------------------------------------------- ---------------
                           Position(s) Held Other
  Name, Age and Address     With Trust and     Principal Occupations During Past 5 Years   Directorships
                               Length of                                                      Held by
                              Time Served                                                     Trustee
-------------------------- ------------------ -------------------------------------------- ---------------
-------------------------- ------------------ -------------------------------------------- ---------------
Gary E. Hippenstiel                           Director, Vice President and Chief           Trustee of
431    N.    Pennsylvania    Trustee since    Investment Officer of Legacy Trust Company   AmeriPrime
Street, Indianapolis,  IN        2003         since 1992.                                  Portfolios
46204                                                                                      since 1995;
Year of Birth:  1947                                                                       Trustee of
                                                                                           AmeriPrime
                                                                                           Advisors
                                                                                           Trust and
                                                                                           Unified
                                                                                           Series Trust
                                                                                           since 2002
-------------------------- ------------------ -------------------------------------------- ---------------
-------------------------- ------------------ -------------------------------------------- ---------------
Mark W. Muller                                President of JAMAR Resources, Inc., a
431    N.    Pennsylvania    Trustee since    manufacturers' representative firm,               None
Street, Indianapolis,  IN        2003         September 2001 to present; Account Manager
46204                                         for SCI, Inc., a custom manufacturer, from
Year of Birth:  1964                          April 2000 to September 2001.  Account
                                              Manager for Clarion Technologies,
                                              a manufacturer of automotive,
                                              heavy truck, and consumer goods,
                                              from 1996 to April 2000. Trustee
                                              of AmeriPrime Portfolios and
                                              AmeriPrime Advisors Trust until
                                              December 2002.
-------------------------- ------------------ -------------------------------------------- ---------------
-------------------------- ------------------ -------------------------------------------- ---------------
Richard J. Wright, Jr.                        Various positions with Texas Instruments,
431    N.    Pennsylvania    Trustee since    a technology company, since 1995,                 None
Street, Indianapolis,  IN        2003         including the following:  Program Manager
46204                                         for Semi-Conductor Business Opportunity
Year of Birth:  1962                          Management System, 1998 to present;
                                              Development Manager for web-based
                                              interface, 1999 to present;
                                              Systems Manager for Semi-Conductor
                                              Business Opportunity Management
                                              System, 1997 to 1998; Development
                                              Manager for Acquisition Manager,
                                              1996-1997; Operations Manager for
                                              Procurement Systems, 1994-1997.
                                              Trustee of AmeriPrime Portfolios
                                              and AmeriPrime Advisors Trust
                                              until December 2002.
-------------------------- ------------------ -------------------------------------------- ---------------

                                  Proxy Voting

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at 1-800-862-3863.

TRUSTEES
Michael V. Williams, President
Gary E. Hippenstiel
Mark W. Mueller
Richard J. Wright, Jr.

OFFICERS
Michael V. Williams, President and Treasurer


INVESTMENT ADVISOR
Access Portfolio Management, LLC.
28050 U.S. Highway 19 North
Suite 301
Clearwater, FL 33761

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204


INDEPENDENT ACCOUNTANTS
McCurdy & Associates CPA's, Inc.
27955 Clemens Rd.
Westlake, OH 44145


LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202


CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125


ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)      Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



Item 3. Audit Committee Financial Expert.

(a) The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the board does not have a financial expert as defined by the SEC but feels competent to perform the duties and tasks for the Access Variable Insurance Trust. If at any time the board feels they would like the added experience and knowledge of a financial expert they will seek out a such person to appoint to the board.

Item 4. Principal Accountant Fees and Services.


(a)      Audit Fees

FY 2003           $        48,503


(b)      Audit-Related Fees

                      Registrant                                  Adviser

FY 2003           $        0                                  $        0


 (c)     Tax Fees

                       Registrant                                  Adviser

FY 2003           $        3510                               $

Nature of the fees: Preparation of tax return

(d)      All Other Fees

                       Registrant                                  Adviser

FY 2003           $        0                                  $        0
Nature of the fees:

(e) (1) Audit Committee's Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to (i) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the registrant and (ii) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.



         (2)      Percentages of Services Approved by the Audit Committee

                                            Registrant             Adviser

                  Audit-Related Fees:             N/A%                N/A%
                  Tax Fees:                       100%                N/A%
                  All Other Fees:                 N/A%                N/A%


               [Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee. See 17 CFR 210.2-01 of regulation S-X, paragraph
               (c)(7)(i)(C).]

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                      Registrant                                  Adviser

FY 2003           $        0                                 $      0

(h) N/A All services were pre-approved.


Item 5. Audit Committee of Listed Companies.  Not applicable.


Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.


Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.


Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.
(a)(1) Code is filed herewith
(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.
(a)(3)  Not applicable.
(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Access Variable Insurance Trust

By (Signature and Title)
*
         Mike Williams, President

Date     March 9, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*
         Mike Williams, President and Treasurer

Date     March 9, 2004